Trade payables (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Due to related party	$ 35		$ 133
Weighted average term	45 days	55 days
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Payment term	6 days	7 days
Top of range [member]
IfrsStatementLineItems [Line Items]
Payment term	92 days	93 days